Statement of Changes in Shareholders' Equity (Parenthetical) (USD $)	8 Months Ended
Sep. 30, 2012
Statement Of Changes In Stockholders' Equity [Abstract]
Price of common shares	$ 0.02
Price of common shares one	$ 0.02
Aggregate ordinary shares forfeited by the initial shareholders	133,333